Investment Strategy - Harbor Active Small Cap Growth ETF	Dec. 17, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities of U.S. small capitalization growth companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small cap companies that Granahan Investment Management LLC, the Fund’s subadviser (“Granahan” or the “Subadvisor”), considers “growth” stocks. Equity securities include, but are not limited to, common stock, preferred stock, other investment companies (including other exchange-traded funds (“ETFs”)), and American Depositary Receipts (“ADRs”). The Fund defines small cap companies as those that, at the time of purchase, have market capitalizations that qualified them for inclusion in the Russell 2000® Growth Index (the “Index”) during the trailing 36 months. As of September 30, 2025, the range of the Index was $26 million to $25 billion, but it is expected to change frequently. The Fund may continue to hold securities that no longer meet this small cap definition following the time of purchase. The Fund considers growth companies to be those that, in the judgement of the Subadvisor, have the potential to achieve above-average increases in revenues and earnings over a multi-year period. Using a disciplined, fundamental, bottom-up approach to research, the Subadvisor invests in companies it believes are well managed, rapidly growing and undercovered and/or out of favor with the investment community. The Subadvisor generally expects such companies to demonstrate the capacity to grow revenues and earnings at rates of approximately 15% or more in the next three years. These expectations are based on the Subadvisor’s internal analysis and may not be consistent with consensus estimates or other third-party projections. The Subadvisor utilizes a team approach to portfolio management where each portfolio manager manages a portion of the Fund’s portfolio. The Fund will typically hold approximately 120 to 160 companies in its portfolio. As part of its active management investment process, the Subadvisor places every company in the Fund’s portfolio into one of three proprietary investment categories: Core Growth, Pioneers and Special Situations (the “LifeCycle categories”). These LifeCycle categories each have different drivers to provide diversification and help mitigate risk in the Fund’s portfolio. ■Core Growth companies generally are quality companies that the Subadvisor believes have a solid record of growth, recurring revenues and good visibility on earnings. ■Pioneers are innovators and companies that the Subadvisor believes have unique, disruptive potential (i.e., the potential for creating new markets or disrupting established industries). ■Special Situations are companies that may not currently exhibit financial results consistent with the growth characteristics described above, but which the Subadvisor believes possess identifiable catalysts—such as new management or a new market for a product—that could result in future revenue and earnings growth consistent with the Fund’s investment objectives. The common theme across the LifeCycle categories is high and/or accelerating earnings growth and an established leadership position within the company’s market. The Subadvisor diversifies the Fund’s portfolio across the three LifeCycle categories to reflect its belief that growth stocks outperform over time, and seeks to ensure that it both capitalizes on dynamic emerging growth stocks and provides stability in the Fund’s portfolio through investing in undervalued stocks that it believes have bright earnings growth prospects. The Subadvisor’s research into portfolio companies includes, but is not limited to, personal interviews with management and onsite visits to companies. Portfolio securities are assessed using criteria such as valuation, liquidity, purchases of shares by insiders, and conviction on the fundamentals to determine the most attractive names for the Fund’s portfolio. The Fund primarily invests its assets in issuers located in the U.S. However, the Fund may also invest in non-U.S. companies that are listed and traded on U.S. exchanges. In addition to the investment considerations outlined above, the Subadvisor integrates research into environmental, social and governance (“ESG”) factors into its investment process. The key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the core business of each issuer.